RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related party

Name of related party	Relationship with the Company
Suzhou Kesheng Investment Management Co., Ltd.	Ms. Guo Li is common director
Suzhou Kecheng Venture Capital Center (Limited Partnership)	Ms. Guo Li is common director
Guo Li	Ms. Guo Li is the director of the Company

Schedule of Related party balances

	June 30, 2023	December 31, 2022
	(Unaudited)

Due from (to) related parties:
Suzhou Kesheng Investment Management Co., Ltd.	9,278	9,740
Suzhou Kecheng Venture Capital Center (Limited Partnership)	(7,389)	(7,758)
Beijing Cabelongteng Investment Center (Limited partnership)	186,733	(1,303)
Hu Zi Yong	(82,799)	-
Nie Yu	(676)	-
Jiang Feng	(676)	-
Guo Li	(124,271)	(71,117)